Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	35.40%	9.40%
Income Tax Expense (Benefit)	$ 3,090,000	$ 193,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards	20,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	2,500,000
National Holdings Corporation [Member] | FBIO Acquisitions Inc. [Member]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 2,285,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	31.50%
Gilman [Member]
Operating Loss Carryforwards	$ 6,000,000
FBIO Acquisitions Inc. [Member]
Income Tax Expense (Benefit)	$ 3,185,000